COMMITMENTS AND CONTINGENCIES (Details Narrative) - shares												1 Months Ended	12 Months Ended
	Jul. 19, 2021	Jul. 14, 2021	Jul. 12, 2021	Jun. 04, 2021	Apr. 30, 2021	Apr. 16, 2021	Feb. 18, 2021	Feb. 11, 2021	Feb. 02, 2021	Jan. 25, 2021	Jan. 14, 2021	Nov. 17, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Debt Conversion, Converted Instrument, Shares Issued	2,898,382	45,037,115	1,784,146	12,500,000	60,000,000	8,065,040	220,000,000	100,000,000	30,999,995	150,000,000	100,000,000	177,375,000	177,375,000